Income Tax - Income Tax Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax
Remeasurement on defined benefit pension plans	$ 31	$ 231	$ 78